Significant Accounting Policies - Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating revenue:
Operating revenue	¥ 14,203,594	$ 1,945,884	¥ 13,057,082	¥ 9,865,811
Operating cost:
Operating cost	(9,177,366)	(1,257,294)	(8,544,012)	(6,831,095)
Gross profit	5,026,228	688,590	4,513,070	3,034,716
Operating expenses:
Total operating expenses	(2,740,023)	(375,382)	(2,633,972)	(2,700,269)
Others	58,188	7,972	7,774	61,321
Income before income tax	1,353,735	185,460	1,326,786	1,028,569
Income tax expenses	(253,275)	(34,699)	(260,841)	(202,640)
Net income	1,100,460	150,761	1,065,945	825,929
Less: net income attributable to non-controlling interests				6,177
Net income attributable to ordinary shareholders of the Company	1,100,460	150,761	1,065,945	819,752
Net cash provided by operating activities	1,081,458	148,158	2,817,572	57,273
Net cash (used in)/provided by investing activities	(904,880)	(123,967)	2,334,452	(2,409,037)
Net cash provided by/(used in) financing activities	(387,277)	(53,058)	(3,882,952)	1,153,240
Net (decrease)/increase in cash, cash equivalents and restricted cash	(209,617)	(28,717)	1,272,986	(1,188,631)
Cash, cash equivalents and restricted cash at beginning of the year	4,203,169	575,832	2,930,183	4,118,814
Cash, cash equivalents and restricted cash at end of the year	3,993,552	$ 547,115	4,203,169	2,930,183
VIEs
Operating revenue:
Operating revenue	11,154,425		11,451,500	9,298,063
Operating cost:
Operating cost	(7,314,632)		(7,354,390)	(6,484,693)
Gross profit	3,839,793		4,097,110	2,813,370
Operating expenses:
Total operating expenses	(2,908,088)		(3,311,442)	(3,394,713)
Others	(556,017)		(448,109)	617,568
Income before income tax	375,688		337,559	36,225
Income tax expenses	(93,803)		(100,292)	(13,950)
Net income	281,885		237,267	22,275
Less: net income attributable to non-controlling interests				6,177
Net income attributable to ordinary shareholders of the Company	281,885		237,267	16,098
Net cash provided by operating activities	207,079		1,443,381	495,448
Net cash (used in)/provided by investing activities	(799,910)		1,337,528	(2,062,379)
Net cash provided by/(used in) financing activities	654,636		(2,022,654)	3,794
Net (decrease)/increase in cash, cash equivalents and restricted cash	61,805		758,255	(1,563,137)
Cash, cash equivalents and restricted cash at beginning of the year	2,750,753		1,992,498	3,555,635
Cash, cash equivalents and restricted cash at end of the year	2,812,558		2,750,753	1,992,498
VIEs | Third-party
Operating revenue:
Operating revenue	10,958,115		11,264,532	9,297,734
Operating cost:
Operating cost	(7,314,444)		(7,354,363)	(6,484,657)
Operating expenses:
Total operating expenses	(1,799,169)		(1,766,810)	(1,764,902)
VIEs | Inter-group
Operating revenue:
Operating revenue	196,310		186,968	329
Operating cost:
Operating cost	(188)		(27)	(36)
Operating expenses:
Total operating expenses	(1,108,919)		(1,544,632)	(1,629,811)
Net cash provided by operating activities	(1,348,086)		(1,479,554)	(1,526,808)
Net cash (used in)/provided by investing activities	37,284		(50,326)	(61,831)
Transfer of Shenzhen Lexin Financing Guarantee Co., Ltd from VIE to subsidiary				585,659
Net cash provided by/(used in) financing activities	563,507		250,005	(1,507,456)
VIEs | External Parties
Operating expenses:
Net cash provided by operating activities	1,555,165		2,922,935	2,022,256
Net cash (used in)/provided by investing activities	(837,194)		1,387,854	(2,586,207)
Net cash provided by/(used in) financing activities	¥ 91,129		¥ (2,272,659)	¥ 1,511,250